Fair Value Measurements: Fair Value, Liabilities Measured on Recurring Basis (Tables)	12 Months Ended
Mar. 31, 2017
Predecessor
Fair Value, Liabilities Measured on Recurring Basis

	Level 1	Level 2	Level 3	Total
Long-term investments	$-	$-	$-	$-
Total	$-	$-	$-	$-

Derivative liabilities	$-	$-	$37,157	$37,157
Total	$-	$-	$37,157	$37,157

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Long-term investments	$-	$-	$-	$-
Total	$-	$-	$-	$-

Derivative liabilities	$-	$-	$258,808	$258,808
Total	$-	$-	$258,808	$258,808